UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
Annual Report of Proxy Voting Record of
Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: July 1, 2011 - June 30, 2012

Courtney R. Taylor
Capital World Bond Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Item 1: Proxy Voting Record Fund Name: Capital World Bond Fund Report Period: July 01, 2011 - June 30, 2012

BTA Bank Jsc
	Ticker	Security ID:	Meeting Date		Meeting Status
	BTAS.KZ	CINS 05574YAA8	03/21/2012		Take No Action
	Meeting Type	Country of Trade
	Special	Kazakhstan
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Non-Voting Meeting Note	N/A	N/A	TNA	N/A
	2	Non-Voting Meeting Note	N/A	N/A	TNA	N/A
	3	Vote For Mr. Dmitri Beliaev as Director	Mgmt	For	TNA	N/A
	4	Vote For Mr. Sergey Babayan as Director	Mgmt	For	TNA	N/A
	5	Vote For None of the Candidates	Mgmt	N/A	TNA	N/A
	6	Non-Voting Agenda Item	N/A	N/A	TNA	N/A
	7	Vote For Mr. Yury M. Voicehovsky	Mgmt	N/A	TNA	N/A
	8	Vote Against Mr. Yury M. Voicehovsky	Mgmt	N/A	TNA	N/A
	9	Non-Voting Meeting Note	N/A	N/A	TNA	N/A

Cooper-Standard Holdings Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	COSH	CUSIP 21676P103	05/09/2012		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Orlando Bustos	Mgmt	For	For	For
	1.2	Elect Larry Jutte	Mgmt	For	For	For
	1.3	Elect Jeffrey Kirt	Mgmt	For	For	For
	1.4	Elect David Mastrocola	Mgmt	For	For	For
	1.5	Elect James McElya	Mgmt	For	For	For
	1.6	Elect Stephen Van Oss	Mgmt	For	For	For
	1.7	Elect Kenneth Way	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND
(Registrant)

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 24, 2012